SEGMENT AND GEOGRAPHICAL INFORMATION - Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[1]	$ 844,836	$ 1,198,301	$ 912,313
SunPower
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales from related party		231,200	426,500	388,500
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		235,606	433,293	397,160
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		125,366	138,423	170,468
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		12,496	119,010	15,467
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		79,448	90,837	82,313
Rest of world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		$ 391,920	$ 416,738	$ 246,905

[1]	We have related-party transactions with SunPower and Total S.A. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated and Combined Statements of Operations (see Note 3, Note 4 and Note 10).